Schedule Of Accumulated Benefit Obligation In Excess Of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Accumulated benefit obligation	$ 7,645.6	$ 7,279.4
Fair value of plan assets	$ 5,247.8	$ 5,201.1